17. PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment transfers to assets	R$ (195.7)	[1]	R$ (19.5)	[2]
Amount of capitalized interest	R$ 35.4		R$ 59.1
Percentage of weighted average interest rate utilized	14.73%		10.56%
Intangible assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment transfers to assets	R$ 146.3		R$ 53.3
Biological assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment transfers to assets	35.3		37.5
Assets held for sale [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment transfers to assets	R$ 13.9		R$ 28.3

[1]	Refers to the transfer of R$146.3 to intangible assets, R$35.3 to biological assets and R$13.9 to held for sale.
[2]	Refers to the transfer of R$53.3 to intangible assets, R$37.5 to biological assets and R$28.3 to assets held for sale.